EQUITY INCENTIVES - Stock Options and Stock Appreciation Rights (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity incentives
Increase in number of shares authorized	4,500,000
Authorized shares	9,600,000
Shares available for issuance		1,388,498
Total unrecognized compensation cost related to share-based compensation arrangements		$ 1,000
Expected weighted-average recognition period in years		2 years 4 months 24 days
Contractual term		5 years
Minimum
Assumptions used in the valuation
Expected Life		3 years 6 months	3 years 6 months	3 years 6 months
Interest Rate (as a percent)		0.36%	0.58%	0.36%
Volatility (as a percent)		62.04%	70.31%	62.04%
Maximum
Equity incentives
Vesting period		3 years
Assumptions used in the valuation
Expected Life		6 years	6 years	6 years
Interest Rate (as a percent)		1.37%	1.37%	1.37%
Volatility (as a percent)		85.97%	92.76%	87.82%
Stock Options and Stock Appreciation Rights
Equity incentives
Contractual term		5 years
Assumptions used in the valuation
Weighted average fair value of stock appreciation rights granted during the year (in dollars per share)				$ 2.74
Aggregate intrinsic value of outstanding and exercisable		$ 0
Weighted average remaining contractual term of outstanding and exercisable		1 year 6 months
Total intrinsic value of options exercised		$ 0	$ 0	$ 0
Stock Options and Stock Appreciation Rights | Minimum
Equity incentives
Vesting period		0 years
Stock Options and Stock Appreciation Rights | Maximum
Equity incentives
Vesting period		3 years